Equity (Tables) - SUNLIGHT FINANCIAL LLC	12 Months Ended
Dec. 31, 2020
Class of Stock [Line Items]
Summary of activities related to interests in Sunlight's partnership equity units considered temporary equity

	Class A‑3	Class A‑2	Class A‑1
Month of Issuance	Units	Units	Units
Units at December 31, 2018	283,092	169,956	222,853
March 2019	10,122	6,077	7,968
June 2019	10,600	6,364	8,344
September 2019	11,104	6,666	8,741
December 2019	11,510	6,910	9,060
	43,336	26,017	34,113
Units at December 31, 2019	326,428	195,973	256,966
March 2020	11,768	7,065	9,264
June 2020	12,193	7,320	9,598
September 2020	12,771	7,667	10,053
December 2020	13,235	7,947	10,421
	49,967	29,999	39,336
Units at December 31, 2020	376,395	225,972	296,302

Summary of warrants

	Exercise Price per Unit
				Weighted
Underlying Unit Class	Date of Issuance	Minimum	Maximum	Average(a)	Units
A‑1(b)	Mar‑16 – May‑19	$78.09	$100.00	$83.58	2,393
A‑2	Feb‑18	297.99	455.52	360.29	12,491
(a)	Aggregate amount payable to Sunlight upon exercise of warrant divided by underlying units deliverable to the warrant holder.
(b)	During the year ended December 31, 2019, Sunlight issued 1,793 Class A-1 warrants at an exercise price of $78.09 per Class A-1 Unit.

Summary of equity-based compensation outstanding

	Award Conditions		Units(a)
		Threshold
		Equity Value(c)
Award Class	Service(b)	(in millions)	Class C	LTIP	Total	Authorized
C‑1 Units	4 years	$29.7	52,484	9,098	61,582	62,285
C‑2 Units	4 years	87.0	8,878	9,015	17,893	19,440
C‑2AD Units(d)	4 years	87.0	4,739	4,785	9,524	10,380
C‑3 Units	5 years	165.0	82,700	26,068	108,768	150,000
C‑3AD Units(d)	5 years	165.0	85,602	22,094	107,696	155,853
			234,403	71,060	305,463	397,958
(a)	Net of fully vested awards.
(b)	Awards satisfy service-based award conditions ratably over the service period, starting on the one-year anniversary of the service inception date and monthly thereafter. Except for certain Class C-1 Unit and Class C-2 Unit awards, holders of Compensation Awards must also satisfy performance-based award conditions to vest in their award, which require Sunlight’s equity to exceed the respective Threshold Equity Value for such award. Sunlight expenses the grant-date fair value of certain Class C-1 Unit and Class C-2 Unit awards that do not require performance-based vesting requirements over the service vesting period as “Compensation and Benefits” in the accompanying Consolidated Statements of Operations using a “graded-vesting” method. During the year ended December 31, 2020, Sunlight expensed $0.0 million and $0.1 million for Class C Units and LTIP Units, respectively, and $0.1 million and $0.1 million for Class C Units and LTIP Units, respectively, during the year ended December 31, 2019.
(c)	Except for Class C-1 Units, the Threshold Equity Value increases in an amount equal to any equity capital raised after the date of each grant.
(d)	In addition to service- and performance-based award conditions, the vesting of Class C-2AD Unit and Class C-3AD Unit awards are contingent upon the PIK Vesting Requirement. At December 31, 2020, the following Class C Units and LTIP Units have not yet satisfied the PIK Vesting Requirement:

Summary of units have not yet satisfied the PIK Vesting Requirement

Award Class	Class C	LTIP	Total
C‑2AD Units	—	1,268	1,268
C‑3AD Units	48,701	13,731	62,432
	48,701	14,999	63,700

Summary of activities related to Sunlight's equity-based compensation

	Class C		LTIP
	Per Unit	Units	Per Unit	Units
December 31, 2018	$11.10	77,097	$34.72	21,514
Issued	16.12	167,097	13.91	49,095
Converted to Class C‑1 Units	22.87	(3,846)	63.82	(1,791)
Converted to Class C‑2 Units	11.12	(3,030)	11.12	(2,109)
Forfeited	—	—	15.23	(2,663)
December 31, 2019	14.45	237,318	19.54	64,046
Issued	23.62	1,205	23.62	14,678
Converted to Class C‑1 Units	20.11	(1,095)	40.19	(1,607)
Converted to Class C‑2 Units	11.12	(3,025)	17.36	(3,613)
Forfeited	—	—	18.61	(2,444)
December 31, 2020	14.51	234,403	20.06	71,060

Summary of unrecognized compensation expense

	Weighted
	Average
	Recognition	Class C		LTIP
Vesting Condition	Period	Units	Amount	Units	Amount
Time-based service	0.7 yrs	1,694	$4	4,434	$32
Performance-based	n.a.	141,848	1,922	30,429	749
Multiple(a)	n.a.	90,861	1,459	36,197	593
		234,403	$3,385	71,060	$1,374
(a)	Includes awards where vesting contingent upon at least two conditions: time-based service, performance-based conditions, and the PIK Vesting Requirement.